Reconciliation between operating lease commitments disclosed under IAS 17 and lease liabilities recognized under IFRS 16 (Detail) - USD ($) $ in Millions	Jan. 01, 2019	Jun. 30, 2019	[1]	Mar. 31, 2019	[1]
Disclosure Of Reconciliation Of Finance Lease And Operating Lease By Lessee [Line Items]
Total undiscounted operating lease commitments as of 31 December 2018	$ 4,688
Leases with a remaining term of less than one year as of 1 January 2019	(18)
Excluded service components	(296)
Reassessment of lease term for extension or termination options	403
Total undiscounted lease payments	4,777
Discounted at a weighted average incremental borrowing rate of 3.07%	(744)
Recognition of gross RoU assets upon adoption of IFRS16 (IFRS 16 transition adjustment)	4,033
Finance lease liabilities as of 31 December 2018	24
Carrying amount of total lease liabilities as of 1 January 2019	$ 4,057	$ 3,874		$ 3,968
Average incremental borrowing rate	3.07%

[1]	Relates to lease liabilities of USD 4,057 million recognized upon adoption of IFRS 16 on 1 January 2019. Refer to Note 1 for more information.